Parent only Financial Information	6 Months Ended
Jun. 30, 2025
Parent Only Financial Information [Abstract]
PARENT ONLY FINANCIAL INFORMATION

19. PARENT ONLY FINANCIAL INFORMATION

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2024 and June 30, 2025. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

The following presents condensed parent company only financial information of Wellchange Holdings Company Limited.

Condensed balance sheets

	As of
	December 31, 2024	June 30, 2025
	US$	US$
ASSETS
Current assets:
Amounts due from a subsidiary	—	12,314,553
Total current assets	—	12,314,553

Non-current assets:
Investment in a subsidiary	1	1
Amounts due from a subsidiary	2,585,944	—
Deferred offering cost	620,193	—
Total non-current assets	3,206,138	1
TOTAL ASSETS	3,206,138	12,314,554

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Amount due to a director	1	1
Total current liabilities	1	1
TOTAL LIABILITIES	1	1

Commitments and contingencies (Note 17)	-

Shareholders’ equity
Ordinary shares, US$0.00005 par value, 1,000,000,000 shares authorized, and 21,265,000 shares and 51,265,000 issued and outstanding as of December 31, 2024 and June 30, 2025, respectively*	1,063	2,563
Additional paid-in capital	3,583,180	13,568,498
Share-based award reserves	—	352,000
Accumulated losses	(378,106)	(1,610,106)
Accumulated other comprehensive income	—	1,598
Total shareholders’ equity	3,206,137	12,314,553
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	3,206,138	12,314,554

Condensed statements of loss

	Six months ended June 30,
	2024	2025
	US$	US$
OPERATING EXPENSES
Legal and professional fees	—	(352,000)
Staff costs and employee benefits	—	(880,000)
TOTAL OPERATING EXPENSES	—	(1,232,000)
Income tax expense	—	—
NET LOSS	—	(1,232,000)